OTHER LIABILITIES - Narrative (Details) XOF in Billions	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Feb. 05, 2025 USD ($)	Dec. 31, 2024 XOF	Feb. 14, 2019 USD ($)
Disclosure of detailed information about financial instruments [line items]
Yatela liability	$ 18,500,000	$ 18,500,000
Tax liabilities paid	$ 116,400,000	$ 51,900,000
Yatela
Disclosure of detailed information about financial instruments [line items]
Ownership percentage	40.00%			40.00%
Consideration transferred					$ 1
Cash payment by SADEX			$ 37,000,000
Yatela liability			$ 18,500,000
Tax liabilities	$ 4,200,000			XOF 2.5
Tax liabilities paid	$ 2,100,000
SADEX
Disclosure of detailed information about financial instruments [line items]
Ownership percentage					80.00%